INCOME TAXES (Details Narrative)	3 Months Ended			12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
U.S federal income tax rate	21.00%	21.00%		21.00%	21.00%	21.00%
Effective income tax rate reconciliation, foreign income tax rate differential, percent	(527.90%)	(527.90%)	11.30%
Effective income tax percentage	25.00%	25.00%		(9.50%)	(9.50%)	11.20%
People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax percentage				25.00%	25.00%
Income tax examination, description				On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No.13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $142,209, but not more than RMB3,000,000, approximately $426,627, the income is reduced by 50% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. MOF and SAT [2021] No.12 provides an enterprise income tax rate of 2.5% on small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000, approximately $142,209, from January 1, 2021 to December 31, 2022. MOF and SAT [2022] No.13 also provides an enterprise income tax rate of 5% on small-scale and low-profit enterprises whose annual taxable income is more than RMB1,000,000, approximately $142,209, but less than RMB3,000,000, approximately $426,627, from January 1, 2022 to December 31, 2024. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises, except for Xixingdao, FVT Supply Chain and FLTT.	On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No.13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $142,209, but not more than RMB3,000,000, approximately $426,627, the income is reduced by 50% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. MOF and SAT [2021] No.12 provides an enterprise income tax rate of 2.5% on small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000, approximately $142,209, from January 1, 2021 to December 31, 2022. MOF and SAT [2022] No.13 also provides an enterprise income tax rate of 5% on small-scale and low-profit enterprises whose annual taxable income is more than RMB1,000,000, approximately $142,209, but less than RMB3,000,000, approximately $426,627, from January 1, 2022 to December 31, 2024. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises, except for Xixingdao, FVT Supply Chain and FLTT.
CHINA
Operating Loss Carryforwards [Line Items]
Income tax examination, description	On April 2, 2021, the State Taxation Administration issued the notice of the Ministry of Finance and the State Administration of Taxation (“MOF and SAT”) [2021] No.12 to provide an enterprise income tax rate of 2.5% on small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000, approximately $142,209, from January 1, 2021 to December 31, 2022. MOF and SAT [2022] No.13 also provides an enterprise income tax rate of 5% on small-scale and low-profit enterprises whose annual taxable income is more than RMB1,000,000, approximately $142,209, but less than RMB3,000,000, approximately $426,627, from January 1, 2022 to December 31, 2024. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises, except for Xixingdao, FVT Supply Chain and FLTT.	On April 2, 2021, the State Taxation Administration issued the notice of the Ministry of Finance and the State Administration of Taxation (“MOF and SAT”) [2021] No.12 to provide an enterprise income tax rate of 2.5% on small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000, approximately $142,209, from January 1, 2021 to December 31, 2022. MOF and SAT [2022] No.13 also provides an enterprise income tax rate of 5% on small-scale and low-profit enterprises whose annual taxable income is more than RMB1,000,000, approximately $142,209, but less than RMB3,000,000, approximately $426,627, from January 1, 2022 to December 31, 2024. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises, except for Xixingdao, FVT Supply Chain and FLTT.
Up To HK$2,000,000 [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, foreign income tax rate differential, percent	8.25%	8.25%		8.25%	8.25%
Income tax assessable profit	$ 255,146	$ 2,000,000		$ 289,855	$ 2,000,000
Over HK$2,000,000 [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, foreign income tax rate differential, percent	16.50%	16.50%		16.50%	16.50%
Income tax assessable profit		$ 2,000,000			$ 2,000,000